Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
Commitment and Contingencies
15.	Commitment and Contingencies

(a)	Contingencies

From time to time, the Group is a party to various legal actions arising in the ordinary course of business. The Group accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Group’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Group’s consolidated financial position, results of operations and cash flows.

(b)	Lease commitments

Sentage WFOE entered into operating lease agreements with landlords to lease office space in Shanghai.

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as December 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	9,270
Total	9,270